Deferred Tax Assets and Liabilities - Composition of Net Deferred Tax Asset (Details) - GBP (£) £ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Taxes [Abstract]
Deferred tax assets	£ 9,550	£ 2,488
Deferred tax liabilities	(2,033)	(2,832)
Net deferred tax	£ 7,517	£ (344)	£ (1,719)